Business Combinations (Details) - Schedule of net assets disposed - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disposal of Subsidiaries [Member]
Business Combinations (Details) - Schedule of net assets disposed [Line Items]
Plant and equipment	$ 2,442,381	$ 164,829	$ 284,240
Development projects			2,864,052
Intangible assets			4,790,784
Right of use assets	369,688		865,996
Right of use assets - long term	1,025,564
Cash and bank balances	5,396,428	32,927	99,061
Inventories		208,737	400,806
Trade and others receivable	23,923	689,336	603,923
Other deposit and prepayment	7,440,451	779,821	1,664,343
Amount due from fellow subsidiaries	278,337
Trade and other liabilities	(559,658)	(1,560,899)	(912,580)
Amount due to a related company		(4,951)	(6,689,290)
Amount due to immediate holding company	(5,336,188)
Bank overdraft			(929,438)
Bank loan			(966,747)
Lease liabilities	(311,624)		(925,042)
Lease liabilities - long term	(1,048,748)
Deferred tax liabilities		(38,892)	(1,380,402)
Obligation under finance lease			(33,329)
Total	9,720,554	270,908	$ (230,294)
Deemed Disposal of Subsidiaries [Member]
Business Combinations (Details) - Schedule of net assets disposed [Line Items]
Intangible assets	1,900,765
Cash and bank balances	14,892
Other deposit and prepayment	51,050
Trade and other liabilities	(945,096)
Amount due to a related company	127,596
Total	$ 1,149,207